LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–89.77%
Aerospace & Defense–2.13%
L3Harris Technologies, Inc.	24,322	$ 5,054,841
Lockheed Martin Corp.	2,100	811,209
Northrop Grumman Corp.	1,050	493,836
Raytheon Technologies Corp.	44,160	3,614,938
		9,974,824
Air Freight & Logistics–0.80%
United Parcel Service, Inc. Class B	23,182	3,744,820
		3,744,820
Automobiles–0.89%
Ford Motor Co.	87,875	984,200
General Motors Co.	28,900	927,401
Harley-Davidson, Inc.	19,000	662,720
†Tesla, Inc.	6,000	1,591,500
		4,165,821
Banks–2.78%
Associated Banc-Corp.	26,000	522,080
Bank of America Corp.	101,177	3,055,545
Citizens Financial Group, Inc.	22,000	755,920
JPMorgan Chase & Co.	46,598	4,869,491
Truist Financial Corp.	16,052	698,904
U.S. Bancorp	23,821	960,463
Wells Fargo & Co.	30,000	1,206,600
Zions Bancorp NA	18,500	940,910
		13,009,913
Beverages–1.41%
Coca-Cola Co.	36,548	2,047,419
Diageo PLCADR	9,500	1,613,195
Molson Coors Beverage Co. Class B	14,456	693,744
PepsiCo, Inc.	13,705	2,237,478
		6,591,836
Biotechnology–5.03%
AbbVie, Inc.	20,869	2,800,828
†Alkermes PLC	23,000	513,590
†Biogen, Inc.	15,842	4,229,814
†BioMarin Pharmaceutical, Inc.	4,500	381,465
†Exelixis, Inc.	33,000	517,440
†Ionis Pharmaceuticals, Inc.	42,411	1,875,839
†Ultragenyx Pharmaceutical, Inc.	33,157	1,373,031
†Vertex Pharmaceuticals, Inc.	40,972	11,863,033
		23,555,040
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–1.30%
A O Smith Corp.	9,000	$ 437,220
Carlisle Cos., Inc.	2,900	813,189
Johnson Controls International PLC	80,550	3,964,671
Owens Corning	11,200	880,432
		6,095,512
Capital Markets–1.15%
Bank of New York Mellon Corp.	11,000	423,720
BGC Partners, Inc. Class A	170,000	533,800
CME Group, Inc.	8,038	1,423,771
Cohen & Steers, Inc.	30,722	1,924,119
Intercontinental Exchange, Inc.	7,577	684,582
Virtu Financial, Inc. Class A	18,619	386,716
		5,376,708
Chemicals–1.95%
Air Products & Chemicals, Inc.	9,905	2,305,191
CF Industries Holdings, Inc.	9,000	866,250
Ecolab, Inc.	8,356	1,206,773
Huntsman Corp.	43,919	1,077,772
PPG Industries, Inc.	21,877	2,421,565
Sherwin-Williams Co.	6,129	1,254,913
		9,132,464
Commercial Services & Supplies–0.82%
†CoreCivic, Inc.	67,000	592,280
Waste Management, Inc.	20,181	3,233,198
		3,825,478
Communications Equipment–0.52%
†Arista Networks, Inc.	16,633	1,877,699
Cisco Systems, Inc.	14,000	560,000
		2,437,699
Construction & Engineering–0.12%
EMCOR Group, Inc.	4,700	542,756
		542,756
Construction Materials–0.23%
Vulcan Materials Co.	6,934	1,093,561
		1,093,561
Consumer Finance–0.37%
Ally Financial, Inc.	14,100	392,403
Bread Financial Holdings, Inc.	8,000	251,600
Discover Financial Services	12,000	1,091,040
		1,735,043
Containers & Packaging–0.36%
Ball Corp.	22,409	1,082,803
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–1

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
International Paper Co.	19,000	$ 602,300
		1,685,103
Diversified Financial Services–1.59%
Apollo Global Management, Inc.	10,000	465,000
†Berkshire Hathaway, Inc. Class A	3,750	6,281,964
Equitable Holdings, Inc.	26,000	685,100
		7,432,064
Diversified Telecommunication Services–0.30%
Verizon Communications, Inc.	36,732	1,394,714
		1,394,714
Electric Utilities–0.80%
IDACORP, Inc.	5,400	534,654
NextEra Energy, Inc.	7,603	596,151
NRG Energy, Inc.	16,000	612,320
Pinnacle West Capital Corp.	8,600	554,786
Portland General Electric Co.	18,000	782,280
PPL Corp.	27,000	684,450
		3,764,641
Electrical Equipment–0.57%
Acuity Brands, Inc.	3,800	598,386
Eaton Corp. PLC	11,643	1,552,711
Emerson Electric Co.	7,000	512,540
		2,663,637
Electronic Equipment, Instruments & Components–1.53%
Avnet, Inc.	10,400	375,648
TE Connectivity Ltd.	56,623	6,248,914
†Teledyne Technologies, Inc.	1,622	547,377
		7,171,939
Entertainment–2.11%
Activision Blizzard, Inc.	17,834	1,325,780
Electronic Arts, Inc.	5,500	636,405
†Liberty Media Corp.-Liberty Formula One Class C	20,295	1,187,257
†Madison Square Garden Entertainment Corp.	19,739	870,292
†Madison Square Garden Sports Corp.	13,533	1,849,420
†Walt Disney Co.	14,705	1,387,123
†Warner Bros Discovery, Inc.	152,886	1,758,189
World Wrestling Entertainment, Inc. Class A	12,382	868,845
		9,883,311
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts–1.06%
American Tower Corp.	11,232	$ 2,411,511
Gaming & Leisure Properties, Inc.	8,800	389,312
Host Hotels & Resorts, Inc.	47,731	757,968
Lamar Advertising Co. Class A	13,000	1,072,370
Weyerhaeuser Co.	11,500	328,440
		4,959,601
Food & Staples Retailing–1.21%
Albertsons Cos., Inc. Class A	30,000	745,800
Costco Wholesale Corp.	750	354,203
Kroger Co.	20,000	875,000
Walmart, Inc.	28,332	3,674,660
		5,649,663
Food Products–1.06%
†Darling Ingredients, Inc.	13,000	859,950
Flowers Foods, Inc.	26,000	641,940
Hershey Co.	6,900	1,521,243
Mondelez International, Inc. Class A	28,859	1,582,339
Tyson Foods, Inc. Class A	5,300	349,429
		4,954,901
Gas Utilities–0.10%
National Fuel Gas Co.	8,000	492,400
		492,400
Health Care Equipment & Supplies–1.30%
Becton Dickinson & Co.	7,759	1,728,938
†Insulet Corp.	11,400	2,615,160
Medtronic PLC	4,030	325,422
†QuidelOrtho Corp.	6,200	443,176
Stryker Corp.	4,811	974,420
		6,087,116
Health Care Providers & Services–5.91%
Elevance Health, Inc.	2,800	1,271,872
†Guardant Health, Inc.	28,300	1,523,389
†Henry Schein, Inc.	11,000	723,470
McKesson Corp.	2,700	917,649
†Molina Healthcare, Inc.	4,901	1,616,546
Premier, Inc. Class A	22,300	756,862
UnitedHealth Group, Inc.	41,303	20,859,667
		27,669,455
Health Care Technology–0.30%
†Doximity, Inc. Class A	26,500	800,830
†Veeva Systems, Inc. Class A	3,600	593,568
		1,394,398

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–2

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–0.82%
†Airbnb, Inc. Class A	15,100	$ 1,586,104
†Booking Holdings, Inc.	400	657,284
†Expedia Group, Inc.	4,000	374,760
Marriott International, Inc. Class A	4,419	619,279
MGM Resorts International	20,000	594,400
		3,831,827
Household Durables–0.35%
PulteGroup, Inc.	25,000	937,500
Toll Brothers, Inc.	17,200	722,400
		1,659,900
Household Products–0.67%
Procter & Gamble Co.	24,817	3,133,146
		3,133,146
Independent Power and Renewable Electricity Producers–0.09%
Vistra Corp.	20,000	420,000
		420,000
Industrial Conglomerates–0.77%
Honeywell International, Inc.	21,545	3,597,369
		3,597,369
Insurance–1.72%
American Financial Group, Inc.	6,396	786,260
American International Group, Inc.	18,000	854,640
Hartford Financial Services Group, Inc.	12,470	772,392
Progressive Corp.	17,509	2,034,721
Travelers Cos., Inc.	23,682	3,628,082
		8,076,095
Interactive Media & Services–4.38%
†Alphabet, Inc. Class A	63,540	6,077,601
†Alphabet, Inc. Class C	61,380	5,901,687
†Match Group, Inc.	36,300	1,733,325
†Meta Platforms, Inc. Class A	27,395	3,716,953
†Twitter, Inc.	69,871	3,063,145
		20,492,711
Internet & Direct Marketing Retail–2.40%
†Amazon.com, Inc.	74,579	8,427,427
eBay, Inc.	12,500	460,125
†Etsy, Inc.	23,300	2,333,029
		11,220,581
IT Services–2.95%
Accenture PLC Class A	4,500	1,157,850
Amdocs Ltd.	5,500	436,975
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Automatic Data Processing, Inc.	15,487	$ 3,503,004
Fidelity National Information Services, Inc.	10,177	769,076
Mastercard, Inc. Class A	2,700	767,718
†Snowflake, Inc. Class A	13,300	2,260,468
Visa, Inc. Class A	27,621	4,906,871
		13,801,962
Life Sciences Tools & Services–1.51%
Agilent Technologies, Inc.	4,300	522,665
†Charles River Laboratories International, Inc.	10,600	2,086,080
Thermo Fisher Scientific, Inc.	8,828	4,477,473
		7,086,218
Machinery–0.64%
Crane Holdings Co.	4,800	420,192
Cummins, Inc.	6,100	1,241,411
Fortive Corp.	9,300	542,190
Snap-on, Inc.	4,000	805,400
		3,009,193
Media–2.87%
†AMC Networks, Inc. Class A	42,933	871,540
Comcast Corp. Class A	272,714	7,998,702
†Liberty Broadband Corp. Class A	27,644	2,050,612
†Liberty Media Corp.-Liberty SiriusXM Class C	41,178	1,552,822
Nexstar Media Group, Inc. Class A	2,000	333,700
†Trade Desk, Inc. Class A	11,000	657,250
		13,464,626
Metals & Mining–0.83%
ArcelorMittal SA	66,610	1,326,205
Freeport-McMoRan, Inc.	45,395	1,240,645
Steel Dynamics, Inc.	18,785	1,332,796
		3,899,646
Multiline Retail–0.07%
Nordstrom, Inc.	19,000	317,870
		317,870
Multi-Utilities–0.33%
Consolidated Edison, Inc.	8,000	686,080
Sempra Energy	5,613	841,613
		1,527,693
Oil, Gas & Consumable Fuels–3.88%
APA Corp.	25,000	854,750
Chevron Corp.	25,342	3,640,885
Devon Energy Corp.	17,000	1,022,210

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–3

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.	3,500	$ 421,610
EQT Corp.	28,537	1,162,883
Exxon Mobil Corp.	59,272	5,175,039
Kinder Morgan, Inc.	62,952	1,047,521
Marathon Oil Corp.	38,000	858,040
Pioneer Natural Resources Co.	14,587	3,158,523
Valero Energy Corp.	8,000	854,800
		18,196,261
Personal Products–0.07%
†Coty, Inc. Class A	55,000	347,600
		347,600
Pharmaceuticals–4.31%
Bristol-Myers Squibb Co.	10,000	710,900
Eli Lilly & Co.	6,693	2,164,182
†Jazz Pharmaceuticals PLC	5,000	666,450
Johnson & Johnson	34,442	5,626,445
Merck & Co., Inc.	67,345	5,799,752
Perrigo Co. PLC	11,000	392,260
Pfizer, Inc.	97,290	4,257,410
Viatris, Inc.	66,000	562,320
		20,179,719
Professional Services–0.15%
ManpowerGroup, Inc.	4,400	284,636
Robert Half International, Inc.	5,661	433,067
		717,703
Real Estate Management & Development–0.35%
†CBRE Group, Inc. Class A	13,500	911,385
†Jones Lang LaSalle, Inc.	4,900	740,243
		1,651,628
Road & Rail–0.63%
Canadian Pacific Railway Ltd.	18,058	1,204,830
CSX Corp.	13,000	346,320
†Lyft, Inc. Class A	55,390	729,486
Union Pacific Corp.	3,427	667,648
		2,948,284
Semiconductors & Semiconductor Equipment–5.13%
†Advanced Micro Devices, Inc.	9,000	570,240
Applied Materials, Inc.	13,100	1,073,283
ASML Holding NV	2,836	1,177,933
Broadcom, Inc.	18,395	8,167,564
†Enphase Energy, Inc.	3,307	917,593
Lam Research Corp.	2,600	951,600
NVIDIA Corp.	13,200	1,602,348
QUALCOMM, Inc.	8,500	960,330
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	7,000	$ 1,083,460
†Wolfspeed, Inc.	72,616	7,505,590
		24,009,941
Software–9.45%
†Adobe, Inc.	10,013	2,755,578
†Autodesk, Inc.	31,334	5,853,191
†Crowdstrike Holdings, Inc. Class A	34,000	5,603,540
†DocuSign, Inc.	23,420	1,252,267
Dolby Laboratories, Inc. Class A	29,520	1,923,228
†Dropbox, Inc. Class A	48,000	994,560
†Fortinet, Inc.	20,000	982,600
†HubSpot, Inc.	9,800	2,647,176
†Manhattan Associates, Inc.	5,300	705,059
Microsoft Corp.	80,800	18,818,320
Oracle Corp.	22,832	1,394,350
†Qualys, Inc.	5,500	766,645
†Teradata Corp.	10,000	310,600
†Varonis Systems, Inc.	9,400	249,288
		44,256,402
Specialty Retail–2.12%
†AutoZone, Inc.	400	856,772
Dick's Sporting Goods, Inc.	7,000	732,480
Home Depot, Inc.	15,889	4,384,411
TJX Cos., Inc.	54,280	3,371,873
†Ulta Beauty, Inc.	1,500	601,785
		9,947,321
Technology Hardware, Storage & Peripherals–5.00%
Apple, Inc.	140,019	19,350,626
Seagate Technology Holdings PLC	48,489	2,581,070
†Western Digital Corp.	38,395	1,249,757
Xerox Holdings Corp.	20,000	261,600
		23,443,053
Thrifts & Mortgage Finance–0.10%
MGIC Investment Corp.	36,000	461,520
		461,520
Wireless Telecommunication Services–0.48%
†T-Mobile U.S., Inc.	16,794	2,253,251
		2,253,251
Total Common Stock (Cost $372,607,142)		420,435,938

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–4

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–8.65%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	40,543,418	$ 40,543,418
Total Money Market Fund (Cost $40,543,418)		40,543,418

TOTAL INVESTMENTS–98.42% (Cost $413,150,560)	460,979,356
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.58%	7,384,434
NET ASSETS APPLICABLE TO 36,421,967 SHARES OUTSTANDING–100.00%	$468,363,790

† Non-income producing.

The following futures contracts were outstanding at September 30, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(7)	British Pound	$(489,169)	$(499,473)	12/19/22	$10,304	$—
(6)	Euro	(739,613)	(750,612)	12/19/22	10,999	—
(6)	Japanese Yen	(522,263)	(527,846)	12/19/22	5,583	—
					26,886	—
Equity Contracts:
(43)	E-mini MSCI Emerging Markets Index	(1,873,725)	(2,020,338)	12/16/22	146,613	—
(54)	E-mini Russell 2000 Index	(4,508,460)	(4,868,917)	12/16/22	360,457	—
(538)	E-mini S&P 500 Index	(96,880,350)	(104,288,345)	12/16/22	7,407,995	—
(48)	E-mini S&P MidCap 400 Index	(10,599,360)	(11,471,588)	12/16/22	872,228	—
(23)	Euro STOXX 50 Index	(747,239)	(787,492)	12/16/22	40,253	—
(6)	FTSE 100 Index	(463,223)	(481,436)	12/16/22	18,213	—
(3)	Nikkei 225 Index (OSE)	(537,691)	(571,201)	12/8/22	33,510	—
					8,879,269	—
Total Futures Contracts					$8,906,155	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–5

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$420,435,938	$—	$—	$420,435,938
Money Market Fund	40,543,418	—	—	40,543,418
Total Investments	$460,979,356	$—	$—	$460,979,356
Derivatives:

Assets:
Futures Contracts	$8,906,155	$—	$—	$8,906,155
There were no Level 3 investments at the beginning or end of the period.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–6